LONG-TERM DEBT	12 Months Ended
Dec. 31, 2016
Long Term Debt [Abstract]
LONG-TERM DEBT
NOTE 24: LONG-TERM DEBT
Long-term debt (original maturities of more than one year) at December 31, comprised:

	2015
By remaining maturity	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)

Senior Debt:
Fixed Rate	828	-	218	1,046
Variable Rate	98	276	33	407
Other:
Fixed Rate	1	2	9	12
Variable Rate	4	100	6	110
Total	931	378	266	1,575

	2016
By remaining maturity	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)
By remaining maturity
Senior Debt:
Fixed Rate	1	-	193	194
Variable Rate	46	327	284	657
Other:
Fixed Rate	-	2	7	9
Variable Rate	12	107	6	125
Total	59	436	490	985

(a)       Long-Term Senior debt

Long-term debt Senior Notes and the related rates and maturity dates at December 31, comprise:

2015
(EUR in millions)
Fixed, with a weighted average rate of 3.63%, maturing up until 2026 and denominated in EUR	1,046
Total	1,046
Variable, with a weighted average rate of 3.49%, maturing up until 2022 and denominated in EUR	407
Total	407

2016
(EUR in millions)
Fixed, with a weighted average rate of 2.70%, maturing up until 2026 and denominated in EUR	194
Total	194
Variable, with a weighted average rate of 2.80%, maturing up until 2035 and denominated in EUR	657
Total	657

Long-Term Senior fixed rate debt
The financial conditions of the major long-term senior fixed rate debt as of December 31, 2016, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Fixed rate notes
NBG	Fixed Rate Notes	December 20, 2012	December 2024	EUR	40(1)	-	Fixed interest rate of 2.535%	Quarterly
NBG	Fixed Rate Notes	August 5, 2013	August 2023	EUR	39(1)	-	Fixed interest rate of 2.519%	Quarterly
NBG	Fixed Rate Notes	December 23, 2013	December 2023	EUR	58(1)	-	Fixed interest rate of 2.68%	Semi-annually
NBG	Fixed Rate Notes	January 29, 2014	January 2026	EUR	57(1)	-	Fixed interest rate of 2.96%	Semi-annually
(1)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

Long-Term Senior variable rate debt
The financial conditions of the major long-term senior variable rate debt as of December 31, 2016, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Initial nominal amount in million	Outstanding Nominal amount	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Variable rate corporate bonds
NBG Pangaea Reic	Variable rate bond	August 20, 2014	July 2019	EUR	233	-	-	Three-month Euribor plus 4.85%.	Quarterly
Variable rate notes
NBG	Variable Rate Notes	December 29, 2014	December 2022	EUR	27(1)	-	-	Six-month Euribor plus 1.67%	Semi-annually
NBG	Variable Rate Notes	November 15, 2016	November 2021	EUR	68(1)	-	-	Six-month Euribor plus 1.53%	Semi-annually
NBG	Variable Rate Notes	November 15, 2016	November 2021	EUR	26(1)	-	-	Six-month Euribor plus 1.73%	Semi-annually
NBG (via special purpose entity - Sinepia D.A.C.) (2)	Series 2016-A1 Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	150	123	-	Three-month Euribor plus 1.85%	Quarterly
NBG (via special purpose entity - Sinepia D.A.C.) (2)	Series 2016-A2 Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	35	29	-	Three-month Euribor plus 1.85%	Quarterly
NBG (via special purpose entity - Sinepia D.A.C.) (2)	Series 2016-A3 Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	50	41	-	Three-month Euribor plus 1.85%	Quarterly
NBG (via special purpose entity - Sinepia D.A.C.) (2)	Series 2016-A4 Asset Backed Floating Rate Notes	August 8, 2016	July 2035	EUR	89	73	8	Three-month Euribor plus 1.85%	Quarterly
(1)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.
(2)	On July 12, 2016, the Special Purpose Entity SINEPIA Designated Activity Company (D.A.C.) was established in Ireland, for the purposes of secured borrowing with SME loans. The Bank consolidates this entity as its primary beneficiary.

Major long-term senior fixed/variable rate debt redeemed in 2016 are as follows:
Issuer	Type	Issue date	Redemption date	Currency	Nominal amount in million
Covered bonds
NBG	Fixed rate covered bonds- Third Series	October 7, 2009	October 2016	EUR(1)	846
Variable rate loans
NBG	Variable Rate Notes	September 1, 2009	September 2016	EUR(2)	95
(1)	Fixed rate covered bonds issued by the Bank under the EUR 10.0 billion covered bonds program and have been designated as financial liability at fair value through profit or loss. During 2016, net loss of EUR 23 million (2015: gain of EUR 43 million) resulting from changes in the fair value of these notes were recorded in Net trading income / (loss) and results from investment securities. Fair value loss of EUR 42 million were attributable to changes in instrument specific credit risk (2015: gain of EUR 20 million). Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2015 were EUR 826 million and EUR 849 million respectively.
(2)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

(c)       Long-Term Other debt

In 2015, fixed rate borrowings of the Group included borrowings from Stopanska Banka A.D. amounted to EUR 12 million (10 million in EUR and EUR 2 million in MKD).

In 2015, variable rate borrowings of the Group included borrowings from NBG Pangaea REIC group amounted to EUR 106 million, all denominated in EUR, from Vojvodjanska Banka a.d. Novi Sad amounted to EUR 2 million, all denominated in EUR and from Stopanska Banka A.D. amounted to EUR 2 million, all denominated in MKD.

In 2016, fixed rate borrowings of the Group included borrowings from Stopanska Banka A.D. amounted to EUR 9 million (7 million in EUR and EUR 2 million in MKD).

In 2015, variable rate borrowings of the Group included borrowings from NBG Pangaea REIC group amounted to EUR 113 million, all denominated in EUR, from Vojvodjanska Banka a.d. Novi Sad amounted to EUR 10 million, all denominated in EUR and from Stopanska Banka A.D. amounted to EUR 2 million, all denominated in MKD.